Leases (Details) - Schedule of Minimum Lease Payments for the Company’s ROU Assets $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Minimum Lease Payments for the Company’s ROU Assets [Abstract]
2024	$ 3,012
2025	4,687
2026	2,279
2027	1,196
2028 and thereafter	3,417
Total undiscounted lease payments	14,591
Less: imputed interest	(2,915)
Present value of lease liabilities	$ 11,676